CRYPTOCURRENCIES, Details of Cryptocurrencies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cryptocurrencies [Abstract]
Beginning balances		$ 2,175,000	$ 6,187,000	$ 9,582,000
Ending balances		15,371,000	2,175,000	6,187,000
Loss on change in fair value of cryptocurrencies		3,305,000	0	(3,735,000)
Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances		2,086,000	6,088,000	9,527,000
Ending balances		15,336,000	2,086,000	6,088,000
Cost [Member]
Cryptocurrencies [Abstract]
Beginning balances		2,179,000	6,697,000	9,656,000
Additions		310,265,000	865,333,000	655,028,000
Cryptocurrencies paid on behalf of related parties	[1]	0	0	(24,852,000)
Disposals		(297,067,000)	(569,854,000)	(562,894,000)
Loan to a third party	[2]	0	0	(10,222,000)
Purchase of cryptocurrency-denoted wealth management product from a related party	[3]	0	(149,972,000)	(30,004,000)
Loan to a related party	[4]	0	(150,025,000)	(30,015,000)
Ending balances		15,377,000	2,179,000	6,697,000
Cost [Member] | Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances		2,090,000	6,598,000	9,601,000
Additions		302,621,000	586,117,000	575,730,000
Cryptocurrencies paid on behalf of related parties	[1]	0	0	(24,852,000)
Disposals		(289,369,000)	(425,649,000)	(513,655,000)
Loan to a third party	[2]	0	0	(10,222,000)
Purchase of cryptocurrency-denoted wealth management product from a related party	[3]	0	(149,972,000)	(30,004,000)
Loan to a related party	[4]	0	(15,004,000)	0
Ending balances		15,342,000	2,090,000	6,598,000
Impairment [Member]
Cryptocurrencies [Abstract]
Beginning balances		(4,000)	(510,000)	(74,000)
Additions		(2,000)	0	(436,000)
Disposals		0	506,000	0
Ending balances		(6,000)	(4,000)	(510,000)
Impairment [Member] | Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances		(4,000)	(510,000)	(74,000)
Disposals		0	506,000	0
Ending balances		$ (6,000)	$ (4,000)	$ (510,000)

[1]	Cryptocurrencies or cryptocurrencies other than USDC paid on behalf of related parties represent the net effect of cryptocurrencies or cryptocurrencies other than USDC transferred through the wallets held by the Group relating to transactions arising from Bitmain and BTC’s businesses during the Carve-out Period.
[2]	Represent an unsecured, interest-free cryptocurrency loan the Group made to a third party. The lending was collected in full as of December 31, 2021. The Group recorded approximately US$3,735,000 loss on change in fair value of cryptocurrency-settled receivable for the year ended December 31, 2021.
[3]	Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of December 31, 2022 and 2021, respectively, and the redemptions are included in the additions of cryptocurrencies above during the respective periods. Also see Note 20.
[4]	Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2022 and 2021 and the collections are included in the additions of cryptocurrencies above. Also see Note 20.